CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Cash and Cash Equivalents
Cash	₽ 48,682	$ 692.1	₽ 34,012
Cash equivalents:
Bank deposits	34,346	488.3	45,214
Other cash equivalents	103	1.5	49
Total cash and cash equivalents	₽ 83,131	$ 1,181.9	₽ 79,275	$ 1,127.1	₽ 132,398	₽ 56,415